Crude Oil and Refined Product Risk Management	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Crude Oil and Refined Product Risk Management
18. Crude Oil and Refined Product Risk Management
We enter into crude oil forward contracts to facilitate the supply of crude oil to our refineries. During 2015, 2014 and 2013, we entered into net forward, fixed-price contracts to physically receive and deliver crude oil that qualify as normal purchases and normal sales and are exempt from derivative reporting requirements.
We use crude oil and refined products futures, swap contracts or options to mitigate the change in value for a portion of our LIFO inventory volumes subject to market price fluctuations and swap contracts to fix the margin on a portion of our future gasoline and distillate production. The physical volumes are not exchanged; these contracts are net settled with cash. These hedging activities do not qualify for hedge accounting treatment.
The fair value of these contracts is reflected in the Consolidated Balance Sheets and the related net gain or loss is recorded within cost of products sold in the Consolidated Statements of Operations. Quoted prices for similar assets or liabilities in active markets (Level 2) are considered to determine the fair values of the majority of the contracts for the purpose of marking to market the hedging instruments at each period end.
The following tables summarize our economic hedging activity recognized within cost of products sold for the three years ended December 31, 2015, and open commodity hedging positions as of December 31, 2015, and December 31, 2014:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Economic hedging activities recognized within cost of products sold:
Realized hedging gain, net	$93,699	$95,331	$15,868
Unrealized hedging gain (loss), net	(50,233)	194,423	(16,898)
Total hedging gain (loss), net	$43,466	$289,754	$(1,030)

	December 31, 2015	December 31, 2014
	(In thousands)
Open commodity hedging instruments (bbls):
Crude futures	4,593	(864)
Refined product price and crack spread swaps	(5,645)	(8,781)
Total open commodity hedging instruments	(1,052)	(9,645)

Fair value of outstanding contracts, net:
Other current assets	$78,125	$79,722
Other assets	11,881	56,533
Accrued liabilities	(10,273)	(4,889)
Other long-term liabilities	—	(1,400)
Fair value of outstanding contracts - unrealized gain, net	$79,733	$129,966

Offsetting Assets and Liabilities
Western's derivative financial instruments are subject to master netting arrangements to manage counterparty credit risk associated with derivatives; however, Western does not offset the fair value amounts recorded for derivative instruments under these agreements in the Consolidated Balance Sheets. We have posted or received margin collateral with various counterparties in support of our hedging and trading activities. The margin collateral posted or received is required by counterparties as collateral deposits and cannot be offset against the fair value of open contracts except in the event of default.
The following table presents offsetting information regarding Western's commodity hedging contracts as of December 31, 2015 and 2014:

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheet
As of December 31, 2015
	(In thousands)
Gross financial assets:
Other current assets	$95,062	$(16,937)	$78,125
Other assets	11,881	—	11,881
Gross financial liabilities:
Accrued liabilities	(21,454)	11,181	(10,273)
Other long-term liabilities	(5,756)	5,756	—
	$79,733	$—	$79,733

	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets (Liabilities) Presented in the Consolidated Balance Sheet
As of December 31, 2014
	(In thousands)
Gross financial assets:
Other current assets	$86,659	$(6,937)	$79,722
Other assets	58,182	(1,649)	56,533
Gross financial liabilities:
Accrued liabilities	(11,826)	6,937	(4,889)
Other long-term liabilities	(3,049)	1,649	(1,400)
	$129,966	$—	$129,966

Our commodity hedging activities are initiated within guidelines established by management and approved by our board of directors. Due to mark-to-market accounting during the term of the various commodity hedging contracts, significant unrealized, non-cash net gains and losses could be recorded in our results of operations. Additionally, we may be required to collateralize any mark-to-market losses on outstanding commodity hedging contracts.
As of December 31, 2015, we had the following outstanding crude oil and refined product hedging instruments that were entered into as economic hedges. Settlement prices for our unleaded gasoline crack spread swaps range from $14.61 to $17.13 per contract. Settlement prices for our distillate crack spread swaps range from $7.08 to $12.19 per contract. The information presents the notional volume of outstanding contracts by type of instrument and year of maturity (volumes in thousands of barrels):

	Notional Contract Volumes by Year of Maturity
	2016	2017	2018
Inventory positions (futures and swaps):
Crude oil and refined products - net long positions	3,982	—	—
Natural gas - net long positions	793	—	—
Refined product positions (crack spread swaps):
Distillate - net short positions	(2,247)	(1,305)	—
Unleaded gasoline - net short positions	(2,275)	—	—